Trade Accounts Receivable - Summary of Trade Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade accounts receivable	$ 1,659	$ 1,841
Allowances for expected credit losses	(77)	(90)	$ (91)	$ (101)
Trade receivables	$ 1,582	$ 1,751